Derivative Instruments and hedging activities (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Notional amount		Derivative assets			Derivative liabilities

			Statement of	Fair value at		Statement of	Fair value at
	At December 31,		condition	December 31,		condition	December 31,
(In thousands)	2017	2016	classification	2017	2016	classification	2017	2016
Derivatives designated as
hedging instruments:
Forward contracts	$98,850	$105,290	Other assets	$76	$34	Other liabilities	$132	$715
Total derivatives designated
as hedging instruments	$98,850	$105,290		$76	$34		$132	$715
Derivatives not designated
as hedging instruments:
Forward contracts	$70,850	$709	Trading account securities	$180	$9	Other liabilities	$19	$-
Interest rate swaps	2,252	112,554	Other assets	10	759	Other liabilities	10	810
Foreign currency forward contracts	-	2,637	Other assets	-	36	Other liabilities	-	22
Interest rate caps	185,596	191,738	Other assets	97	388	Other liabilities	87	331
Indexed options on deposits	70,306	73,470	Other assets	16,356	12,868	-	-	-
Bifurcated embedded options	66,077	69,957	-	-	-	Interest bearing deposits	14,183	10,964
Total derivatives not
designated as
hedging instruments	$395,081	$451,065		$16,643	$14,060		$14,299	$12,127
Total derivative assets
and liabilities	$493,931	$556,355		$16,719	$14,094		$14,431	$12,842

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Year ended December 31, 2017
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion)
Forward contracts	$(1,295)	Mortgage banking activities	$(1,920)	$32
Total	$(1,295)		$(1,920)	$32

Year ended December 31, 2016
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion)
Forward contracts	$(3,612)	Mortgage banking activities	$(3,148)	$(1)
Total	$(3,612)		$(3,148)	$(1)

Year ended December 31, 2015
(In thousands)	Amount of net gain (loss) recognized in OCI on derivatives (effective portion)	Classification in the statement of operations of the net gain (loss) reclassified from AOCI into income (effective portion and ineffective portion)	Amount of net gain (loss) reclassified from AOCI into income (effective portion)	Amount of net gain (loss) recognized in income on derivatives (ineffective portion)
Forward contracts	$(4,376)	Mortgage banking activities	$(4,719)	$17
Total	$(4,376)		$(4,719)	$17

Schedule of Derivative Instruments Included in Trading Activities [Table Text Block]
	Amount of Net Gain (Loss) Recognized in Income on Derivatives
		Year ended	Year ended	Year ended
	Classification of Net Gain (Loss)	December 31,	December 31,	December 31,
(In thousands)	Recognized in Income on Derivatives	2017	2016	2015
Forward contracts	Mortgage banking activities	$(1,484)	$(160)	$(389)
Interest rate swaps	Other operating income	51	333	300
Foreign currency forward contracts	Other operating income	67	27	49
Foreign currency forward contracts	Interest expense	(14)	12	(4)
Interest rate caps	Other operating income	(48)	57	-
Indexed options on deposits	Interest expense	5,934	1,981	(334)
Bifurcated embedded options	Interest expense	(5,429)	(2,374)	73
Total		$(923)	$(124)	$(305)